SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Basis of Presentation and Principal of Consolidation

Basis of Presentation and Principal of Consolidation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) for interim financial information and Article 8 of Regulation S-X. Accordingly, they do not include all the information and footnotes required by U.S. GAAP for complete financial statements. Management’s opinion is that all adjustments (consisting of normal accruals) considered necessary for a fair presentation have been included. Operating results for the three and nine months ended September 30, 2024 are not necessarily indicative of the results that may be expected for the year ending December 31, 2024. These unaudited condensed consolidated financial statements should be read in conjunction with the consolidated financial statements for the year ended December 31, 2023, and related notes thereto included in the Company’s Annual Report on Form 10-K filed with the Securities and Exchange Commission (the “SEC”) on March 26, 2024.

The Company’s significant accounting policies and recent accounting standards are summarized in Note 2 of the Company’s consolidated financial statements for the year ended December 31, 2023. There were no significant changes to these accounting policies during the three and nine months ended September 30, 2024.

Basis of Presentation and Principal of Consolidation

The accompanying consolidated financial statements have been prepared in accordance and in conformity with U.S. generally accepted accounting principles (“GAAP”) and the applicable rules and regulations of the Securities and Exchange Commission (the “SEC”) regarding consolidated financial information. All intercompany transactions have been eliminated in consolidation.

Use of Estimates

Use of Estimates

The preparation of the unaudited condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and expenses during the periods reported. By their nature, these estimates are subject to measurement uncertainty and the effects on the financial statements of changes in such estimates in future periods could be significant. Significant areas requiring management’s estimates and assumptions include determining the fair value of transactions involving common stock, the valuation of warrants and preferred investment options, and the valuation of stock-based compensation and accruals associated with third party providers supporting research and development efforts. Actual results could differ from those estimates.

ENVERIC BIOSCIENCES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

Use of Estimates

The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and expenses during the periods reported. By their nature, these estimates are subject to measurement uncertainty and the effects on the financial statements of changes in such estimates in future periods could be significant. Significant areas requiring management’s estimates and assumptions include determining the fair value of transactions involving common stock, the valuation of warrants and preferred investment options, and the valuation of stock-based compensation and accruals associated with third party providers supporting research and development efforts. Actual results could differ from those estimates.

Foreign Currency Translation

Foreign Currency Translation

From inception through September 30, 2024, the reporting currency of the Company was the United States dollar while the functional currency of certain of the Company’s subsidiaries was the Canadian dollar and Australian dollar. For the reporting periods ended September 30, 2024 and 2023, the Company engaged in a number of transactions denominated in Canadian dollars and Australian dollars. As a result, the Company is subject to exposure from changes in the exchange rates of the Canadian dollar and Australian dollar against the United States dollar.

The Company translates the assets and liabilities of its Canadian subsidiaries and Australian subsidiary into the United States dollar at the exchange rate in effect on the balance sheet date. Revenues and expenses are translated at the average exchange rate in effect during each monthly period. Unrealized translation gains and losses are recorded as foreign currency translation gain (loss), which is included in the unaudited condensed consolidated statements of shareholders’ equity as a component of accumulated other comprehensive loss.

The Company has not entered into any financial derivative instruments that expose it to material market risk, including any instruments designed to hedge the impact of foreign currency exposures. The Company may, however, hedge such exposure to foreign currency exchange fluctuations in the future.

Adjustments that arise from exchange rate changes on transactions denominated in a currency other than the local currency are included in other comprehensive loss in the unaudited condensed consolidated statements of operations and comprehensive loss as incurred.

Foreign Currency Translation

From inception through December 31, 2023, the reporting currency of the Company was the United States dollar while the functional currency of certain of the Company’s subsidiaries was the Canadian dollar and Australian dollar. For the reporting periods ended December 31, 2023 and 2022, the Company engaged in a number of transactions denominated in Canadian dollars and Australian dollars. As a result, the Company is subject to exposure from changes in the exchange rates of the Canadian dollar and Australian dollar against the United States dollar.

The Company translates the assets and liabilities of its Canadian subsidiaries and Australian subsidiary into the United States dollar at the exchange rate in effect on the balance sheet date. Revenues and expenses are translated at the average exchange rate in effect during each monthly period. Unrealized translation gains and losses are recorded as foreign currency translation gain (loss), which is included in the consolidated statements of shareholders’ equity as a component of accumulated other comprehensive loss.

The Company has not entered into any financial derivative instruments that expose it to material market risk, including any instruments designed to hedge the impact of foreign currency exposures. The Company may, however, hedge such exposure to foreign currency exchange fluctuations in the future.

Adjustments that arise from exchange rate changes on transactions denominated in a currency other than the local currency are included in other comprehensive loss in the consolidated statements of operations and comprehensive loss as incurred.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. The Company did not have any cash equivalents as of December 31, 2023 and 2022.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which at times, may exceed the federal depository insurance coverage of $250,000 in the United States and Australia and $100,000 in Canada. The Company has not experienced losses on these accounts, and management believes the Company is not exposed to significant risks on such accounts. As of September 30, 2024, the Company had greater than $250,000 at United States financial institutions, greater than $250,000 at Australian financial institutions, and less than $100,000 at Canadian financial institutions.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which at times, may exceed the federal depository insurance coverage of $250,000 in the United States and Australia and $100,000 in Canada. The Company has not experienced losses on these accounts, and management believes the Company is not exposed to significant risks on such accounts. As of December 31, 2023, the Company had greater than $250,000 at United States financial institutions, less than $250,000 at Australian financial institutions, and greater than $100,000 at Canadian financial institutions.

Comprehensive Loss

Comprehensive Loss

Comprehensive loss consists of two components, net loss and other comprehensive income (loss). Other comprehensive loss refers to revenue, expenses, gains, and losses that under GAAP are recorded as an element of shareholders’ equity but are excluded from net loss. Other comprehensive loss consists of foreign currency translation adjustments from those subsidiaries not using the U.S. dollar as their functional currency.

ENVERIC BIOSCIENCES, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Intangible Assets

Intangible Assets

Intangible assets consist of the Psybrary™ and Patent Applications, In Process Research and Development (“IPR&D”) and license agreements. Psybrary™ and Patent Applications intangible assets are valued using the relief from royalty method. The cost of license agreements is amortized over the economic life of the license. The Company assesses the carrying value of its intangible assets for impairment each year.

IPR&D intangible assets are acquired in conjunction with the acquisition of a business and are assigned a fair value, using the multi-period excess earnings method, related to incomplete research projects which, at the time of acquisition, have not reached technological feasibility. The amounts are capitalized and are accounted for as indefinite-lived intangible assets, subject to impairment testing until completion or abandonment of the projects. Upon successful completion of each project, the Company will make a determination as to the then-useful life of the intangible asset, generally determined by the period in which the substantial majority of the cash flows are expected to be generated, and begin amortization. The Company tests its intangible assets for impairment at least annually and whenever events or circumstances change that indicate impairment may have occurred. A significant amount of judgment is involved in determining if an indicator of impairment has occurred. Such indicators may include, among others and without limitation: a significant decline in the Company’s expected future cash flows; a sustained, significant decline in the Company’s stock price and market capitalization; a significant adverse change in legal factors or in the business climate of the Company’s segments; unanticipated competition; and slower growth rates. If the fair value determined is less than the carrying amount, an impairment loss is recognized in operating results.

Goodwill

Goodwill

The Company tests goodwill for potential impairment at least annually, or more frequently if an event or other circumstance indicates that the Company may not be able to recover the carrying amount of the net assets of the reporting unit. The Company has determined that the reporting unit is the entire company, due to the integration of all of the Company’s activities. In evaluating goodwill for impairment, the Company may assess qualitative factors to determine whether it is more likely than not (that is, a likelihood of more than 50%) that the fair value of a reporting unit is less than its carrying amount. If the Company bypasses the qualitative assessment, or if the Company concludes that it is more likely than not that the fair value of a reporting unit is less than its carrying value, then the Company performs a quantitative impairment test by comparing the fair value of a reporting unit with its carrying amount.

Property & Equipment

Property & Equipment

Property and equipment are recorded at cost. Major property additions, replacements, and betterments are capitalized, while maintenance and repairs that do not extend the useful lives of an asset or add new functionality are expensed as incurred. Depreciation and amortization are recorded using the straight-line method over the respective estimated useful lives of the Company’s long-lived assets. The estimated useful lives are typically 3 to 5 years for office furniture and equipment and are depreciated on a straight-line basis.

Deferred Offering Costs

Deferred Offering Costs

The Company allocates offering costs to the different components of the capital raise on a pro rata basis. Any offering costs allocated to common stock are charged directly to additional paid-in capital. Any offering costs allocated to warrant liabilities are charged to general and administrative expenses on the Company’s consolidated statement of operations and comprehensive loss.

The Company complies with the requirements of ASC Topic 340, Other Assets and Deferred Costs (“ASC 340”) and SAB 5A - Expenses of Offering. Offering costs, which consist mainly of legal, accounting and consulting fees directly attributable to the issuance of an equity contract to be classified in equity are recorded as a reduction in equity. For the year ended December 31, 2023, the Company incurred $567,603 in deferred offering costs in connection with the Equity Distribution Agreement (the “Distribution Agreement”), with Canaccord Genuity LLC (“Canaccord”) and the Purchase Agreement (the “Purchase Agreement”) with Lincoln Park Capital Fund, LLC (“Lincoln Park”). These deferred offering costs will be proportionately offset against the total proceeds from the issuance of common stock available under the agreements and the Company will expense any remaining balance of deferred offering costs if the agreements are terminated. For the year ended December 31, 2023, there were no issuances of common stock under the agreements resulting in the deferral of offering costs.

ENVERIC BIOSCIENCES, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Warrant Liability and Investment Options

Warrant Liability and Investment Options

The Company evaluates all of its financial instruments, including issued stock purchase warrants and investment options, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to ASC 480 “Distinguishing Liabilities from Equity” (“ASC 480”) and FASB ASC Topic 815, “Derivatives and Hedging” (“ASC 815”). The Company accounts for warrants and investment options for shares of the Company’s common stock that are not indexed to its own stock as derivative liabilities at fair value on the consolidated balance sheets. The Company accounts for common stock warrants and investment options with put options as liabilities under ASC 480. Such warrants and investment options are subject to remeasurement at each consolidated balance sheet date and any change in fair value is recognized as a component of other expense on the consolidated statements of operations. The Company will continue to adjust the liability for changes in fair value until the earlier of the exercise or expiration of such common stock warrants and investment options. At that time, the portion of the warrant liability and investment options related to such common stock warrants will be reclassified to additional paid-in capital.

Modification and Inducement of Warrants and Investment Options

Modification and Inducement of Warrants and Investment Options

A change in any of the terms or conditions of warrants is accounted for as a modification. For a warrant modification accounted for under ASC 815, the effect of a modification shall be measured as the difference between the fair value of the modified warrant over the fair value of the original warrant immediately before its terms are modified, measured based on the fair value of the shares and other pertinent factors at the modification date. The accounting for incremental fair value of warrants is based on the specific facts and circumstances related to the modification. When a modification is directly attributable to equity offerings, the incremental change in fair value of the warrants are accounted for as equity issuance costs.

The Company accounts for the inducement to exercise warrants in accordance with ASC Subtopic 470-20-40 “Debt with Conversion and Other Options” (“ASC 470-20-40”). ASC 470-20-40 requires the recognition through earnings of an inducement charge equal to the fair value of the consideration delivered in excess of the consideration issuable under the original conversion terms. Therefore, the Company recognized a loss on the warrant inducement for the incremental change of the warrants related to the reduced exercise price and the issuance of new warrants as these components induced the holders to exercise the warrants.

Derivative Liability

Derivative Liability

The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with ASC 815. For derivative financial instruments that are accounted for as assets or liabilities, the derivative instrument is initially recorded at its fair value on the grant date and is then re-valued at each reporting date, with changes in the fair value reported in the consolidated statements of operations. The classification of derivative instruments, including whether such instruments should be recorded as assets or liabilities or as equity, is evaluated at the end of each reporting period. Derivative liabilities are classified in the consolidated balance sheets as current or non-current based on whether or not net-cash settlement or conversion of the instrument could be required within 12 months of the balance sheet date.

Income Taxes

Income Taxes

The Company files U.S. federal and state returns. The Company’s foreign subsidiary also files a local tax return in their local jurisdiction. From a U.S. federal, state, and Canadian perspective, the years that remain open to examination are consistent with each jurisdiction’s statute of limitations. The Company receives no tax benefit from operating losses due to a full valuation allowance.

Income Taxes

The Company utilizes an asset and liability approach for financial accounting and reporting for income taxes. The provision for income taxes is based upon income or loss after adjustment for those permanent items that are not considered in the determination of taxable income. Deferred income taxes represent the tax effects of differences between the financial reporting and tax basis of the Company’s assets and liabilities at the enacted tax rates in effect for the years in which the differences are expected to reverse.

The Company evaluates the recoverability of deferred tax assets and establishes a valuation allowance when it is more likely than not that some portion or all the deferred tax assets will not be realized. Management makes judgments as to the interpretation of the tax laws that might be challenged upon an audit and cause changes to previous estimates of tax liabilities. In management’s opinion, adequate provisions for income taxes have been made. If actual taxable income by tax jurisdiction varies from estimates, additional allowances or reversals of reserves may be necessary.

Tax benefits are recognized only for tax positions that are more likely than not to be sustained upon examination by tax authorities. The amount recognized is measured as the largest amount of benefit that is greater than 50 percent likely to be realized upon settlement. A liability for “unrecognized tax benefits” is recorded for any tax benefits claimed in the Company’s tax returns that do not meet these recognition and measurement standards. As of December 31, 2023 and 2022, no liability for unrecognized tax benefits was required to be recorded.

ENVERIC BIOSCIENCES, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

The Company’s policy for recording interest and penalties associated with tax audits is to record such items as a component of operating expenses. There were no amounts accrued for penalties and interest for the years ended December 31, 2023 and 2022. The Company does not expect its uncertain tax positions to change during the next twelve months. Management is currently unaware of any issues under review that could result in significant payments, accruals or material deviations from its position.

The Company has identified its United States, Canadian and Australian federal tax returns, and its state and provincial tax returns in Florida, Massachusetts, New Jersey, Pennsylvania, and Ontario, CA as its “major” tax jurisdictions. The Company is in the process of filing its United States federal and state and Australian federal corporate tax returns for the year ended December 31, 2023. The Company is in the process of filing its Canadian corporate tax returns for the years ended December 31, 2023 and 2022. Net operating losses for these periods will not be available to reduce future taxable income until the returns are filed.

Stock-Based Compensation

Stock-Based Compensation

The Company follows ASC 718, Compensation - Stock Compensation, which addresses the accounting for stock-based payment transactions, requiring such transactions to be accounted for using the fair value method. Awards of shares for property or services are recorded at the more readily measurable of the estimated fair value of the stock award and the estimated fair value of the service. The Company uses the Black-Scholes option-pricing model to determine the grant date fair value of certain stock-based awards under ASC 718. The assumptions used in calculating the fair value of stock-based awards represent management’s reasonable estimates and involve inherent uncertainties and the application of management’s judgment. Fair value of restricted stock units or restricted stock awards is determined by the closing price per share of the Company’s common stock on the date of award grant.

The estimated fair value is amortized as a charge to earnings on a straight-line basis, for awards or portions of awards that do not require specified milestones or performance criteria as a vesting condition and also depending on the terms and conditions of the award, and the nature of the relationship of the recipient of the award to the Company. The Company records the grant date fair value in line with the period over which it was earned. For employees and consultants, this is typically considered to be the vesting period of the award. The Company accounts for forfeitures as they occur.

The estimated fair value of awards that require specified milestones or recipient performance are charged to expense when such milestones or performance criteria are probable to be met.

Restricted stock units, restricted stock awards, and stock options are granted at the discretion of the Compensation Committee of the Company’s board of directors (the “Board of Directors”). These awards are restricted as to the transfer of ownership and generally vest over the requisite service periods, typically over a 12 to 48-month period. A significant portion of these awards may include vesting terms that include, without limitation, defined volume weighted average price levels being achieved by the Company’s common stock, specific performance milestones, employment, or engagement by the Company, with no assurances of achievement of any such vesting conditions, if applicable.

The value of RSU’s is equal to the product of the number of units awarded, multiplied by the closing price per share of the Company’s common stock on the date of the award. The terms and conditions of each RSU is defined in the RSU agreement and includes vesting terms that consist of any or all of the following: immediate vesting, vesting over a defined period of time, vesting based on achievement of a defined volume weighted average price levels at specified times, vesting based on achievement of specific performance milestones within a specific time frame, change of control, termination of the employee without cause by the Company, resignation of the employee with good cause. The value assigned to each RSU is charged to expense based on the vesting terms, as follows: value of RSU’s that vest immediately are charged to expense on the date awarded, value of RSU’s that vest based upon time, or achievement of stock price levels over a period of time are charged to expense on a straight line basis over the time frame specified in the RSU and the value of RSU’s that vest based upon achievement of specific performance milestones are charged to expense during the period that such milestone is achieved. Vested RSU’s may be converted to shares of common stock of an equivalent number upon either the termination of the recipient’s employment with the Company, or in the event of a change in control. If the recipient is not an employee, such person’s engagement with the Company must either be terminated prior to such conversion of RSU’s to shares of common stock, or in the event of a change in control. Furthermore, as required by Section 409A of the Internal Revenue Code, if the recipient is a “specified employee” (generally, certain officers and highly compensated employees of publicly traded companies), such recipient may only convert vested RSU’s into shares of common stock no earlier than the first day of the seventh month following such recipients termination of employment with the Company, or the event of change in control.

ENVERIC BIOSCIENCES, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

The value of RSA’s is equal to the product of the number of restricted shares awarded, multiplied by the closing price per share of the Company’s common stock on the date of the award. The terms and conditions of each RSA is defined in the RSA agreement and includes vesting terms that consist of any or all of the following: immediate vesting, vesting over a defined period of time, or vesting based on achievement of a defined volume weighted average price levels at specified times. Upon vesting, the recipient may receive restricted stock which includes a legend prohibiting sale of the shares during a restriction period that is defined in the RSA agreement. Termination of employment by or engagement with the Company is not required for the recipient to receive restricted shares of common stock. The value assigned to each RSA is charged to expense based on the vesting terms, as follows: value of RSA’s that vest immediately are charged to expense on the date awarded, value of RSA’s that vest based upon time, or achievement of stock price levels over a period of time are charged to expense on a straight-line basis over the time frame specified in the RSU.

Net Loss per Share

Net Loss per Share

Basic net loss per share is computed by dividing net loss by the weighted average number of shares of common stock outstanding during the period. Diluted loss per share is computed using the weighted average number of common shares and, if dilutive, potential common shares outstanding during the period. Potential common shares consist of the incremental common shares issuable upon the exercise of stock options and warrants (using the treasury stock method). The computation of basic net loss per share for the three and nine months ended September 30, 2024 and 2023 excludes potentially dilutive securities. The computations of net loss per share for each period presented is the same for both basic and fully diluted. In accordance with ASC 260 “Earnings per Share” (“ASC 260”), penny warrants were included in the calculation of weighted average shares outstanding for the purposes of calculating basic and diluted earnings per share.

Potentially dilutive securities outlined in the table below have been excluded from the computation of diluted net loss per share for the three and nine months ended September 30, 2024 and 2023 because the effect of their inclusion would have been anti-dilutive.

	For the three and nine months ended September 30, 2024	For the three and nine months ended September 30, 2023
Warrants to purchase shares of common stock	844,628	609,893
Restricted stock units - vested and unissued	20,526	20,847
Restricted stock units - unvested	351,616	148,251
Investment options to purchase shares of common stock	70,000	1,070,000
Options to purchase shares of common stock	23,082	31,852
Total potentially dilutive securities	1,309,852	1,880,843

Net Loss per Share

Basic net loss per share is computed by dividing net loss by the weighted average number of shares of common stock outstanding during the period. Diluted earnings per share is computed using the weighted average number of common shares and, if dilutive, potential common shares outstanding during the period. Potential common shares consist of the incremental common shares issuable upon the exercise of stock options and warrants (using the treasury stock method). The computation of basic net loss per share for the years ended December 31, 2023 and 2022 excludes potentially dilutive securities. The computations of net loss per share for each period presented is the same for both basic and fully diluted. In accordance with ASC 260 “Earnings per Share” (“ASC 260”), penny warrants were included in the calculation of weighted average shares outstanding for the purposes of calculating basic and diluted earnings per share.

During the year ended December 31, 2022 the Company issued 767,500 pre-funded common stock warrants, which were exercised on various dates during the year ended December 31, 2022. The pre-funded common stock warrants became exercisable on July 26, 2022 based on the terms and conditions of the agreements. As the pre-funded common stock warrants are exercisable for $0.0001, these shares are considered outstanding common shares and are included in the computation of basic and diluted Earnings Per Share as the exercise of the pre-funded common stock warrants is virtually assured. The Company included these pre-funded common stock warrants in basic and diluted earnings per share when all conditions were met on July 26, 2022.

Potentially dilutive securities outlined in the table below have been excluded from the computation of diluted net loss per share the years ended December 31, 2023 and 2022 because the effect of their inclusion would have been anti-dilutive.

	For the years ended December 31,
	2023	2022
Warrants to purchase shares of common stock	2,799,213	655,463
Restricted stock units - vested and unissued	20,848	62,492
Restricted stock units - unvested	140,491	64,053
Restricted stock awards - vested and unissued	—	708
Common stock in abeyance	704,000	—
Investment options to purchase shares of common stock	70,000	1,070,000
Options to purchase shares of common stock	30,329	48,329
Total potentially dilutive securities	3,764,881	1,901,045

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, “Fair Value Measurements and Disclosures” (“ASC 820”), approximates the carrying amounts in the balance sheets, excluding the derivative, warrants, and preferred investment option liabilities, primarily due to their short-term nature.

ENVERIC BIOSCIENCES, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Fair Value Measurements

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. To increase the comparability of fair value measures, the following hierarchy prioritizes the inputs to valuation methodologies used to measure fair value:

Level 1 - Valuations based on quoted prices for identical assets and liabilities in active markets.

Level 2 - Valuations based on observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.

Level 3 - Valuations based on unobservable inputs reflecting our own assumptions, consistent with reasonably available assumptions made by other market participants. These valuations require significant judgment.

For certain financial instruments, including cash and accounts payable, the carrying amounts approximate their fair values as of December 31, 2023 and 2022 because of their short-term nature.

Research and Development

Research and Development

Research and development expenses are charged to operations as incurred. Research and development expenses include, among other things, internal and external costs associated with preclinical development, pre-commercialization manufacturing expenses, and clinical trials. The Company accrues for costs incurred as the services are being provided by monitoring the status of the trial or services provided and the invoices received from its external service providers. In the case of clinical trials, a portion of the estimated cost normally relates to the projected cost to treat a patient in the trials, and this cost is recognized based on the number of patients enrolled in the trial. As actual costs become known, the Company adjusts its accruals accordingly.

Research and Development

Research and development expenses are charged to operations as incurred. Research and development expenses include, among other things, internal and external costs associated with preclinical development, pre-commercialization manufacturing expenses, and clinical trials. The Company accrues for costs incurred as the services are being provided by monitoring the status of the trial or services provided and the invoices received from its external service providers. In the case of clinical trials, a portion of the estimated cost normally relates to the projected cost to treat a patient in the trials, and this cost is recognized based on the number of patients enrolled in the trial. As actual costs become known, the Company adjusts its accruals accordingly.

Leases

Leases

Operating lease assets are included within right-of-use operating lease asset and operating lease liabilities are included in current portion of right-of-use operating lease obligation and non-current portion of right-of-use operating lease obligation on the consolidated balance sheets as of December 31, 2023 and 2022. The Company has elected not to present short-term leases as these leases have a lease term of 12 months or less at lease inception and do not contain purchase options or renewal terms that the Company is reasonably certain to exercise. Lease payments for short-term leases are recognized on a straight-line basis over the term of the lease. All other lease assets and lease liabilities are recognized based on the present value of lease payments over the lease term at commencement date. Because most of the Company’s leases do not provide an implicit rate of return, the Company used an incremental borrowing rate based on the information available at adoption date in determining the present value of lease payments.

The Company assesses whether an arrangement is a lease or contains a lease at inception. For arrangements considered leases or that contain a lease that is accounted for separately, the Company determines the classification and initial measurement of the right-of-use asset and lease liability at the lease commencement date, which is the date that the underlying asset becomes available for use. The Company has elected to account for non-lease components associated with its leases and lease components as a single lease component.

The Company recognizes a right-of-use asset, which represents the Company’s right to use the underlying asset for the lease term, and a lease liability, which represents the present value of the Company’s obligation to make payments arising over the lease term. The present value of the lease payments is calculated using either the implicit interest rate in the lease or an incremental borrowing rate.

A lease qualifies as a finance lease if any of the following criteria are met at the inception of the lease: (i) there is a transfer of ownership of the leased asset to the Company by the end of the lease term, (ii) the Company holds an option to purchase the leased asset that it is reasonably certain to exercise, (iii) the lease term is for a major part of the remaining economic life of the leased asset, (iv) the present value of the sum of lease payments equals or exceeds substantially all of the fair value of the leased asset, or (v) the nature of the leased asset is specialized to the point that it is expected to provide the lessor no alternative use at the end of the lease term. All other leases are recorded as operating leases. Finance lease payments are bifurcated into (i) a portion that is recorded as interest expense and (ii) a portion that reduces the finance liability associated with the lease. The Company did not have any finance leases as of December 31, 2023 and 2022.

Redeemable Non-controlling Interest

Redeemable Non-controlling Interest

In connection with the issuance of Akos Series A Preferred Stock, the Akos Purchase Agreement (as defined below in Note 8) and certificate of designation contain a put right guaranteed by the Company as defined in Note 8. Applicable accounting guidance requires an equity instrument that is redeemable for cash or other assets to be classified outside of permanent equity if it is redeemable (a) at a fixed or determinable price on a fixed or determinable date, (b) at the option of the holder, or (c) upon the occurrence of an event that is not solely within the control of the issuer. As a result of this feature, the Company recorded the non-controlling interests as Redeemable Non-Controlling Interests (“RNCI”) and classified them in mezzanine equity within its consolidated balance sheet initially at its acquisition-date estimated redemption value or fair value. In addition, the Company has elected to recognize changes in the redemption value immediately as they occur and adjust the carrying amount of the instrument by accreting the embedded derivative at each reporting period over 12 months.

ENVERIC BIOSCIENCES, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

In May 2023, pursuant to the Akos Series A Preferred Certificate of Designations, the holders of the Akos Series A Preferred Stock exercised the Put Right (as defined below) requiring Akos to force redemption of all of the Akos Series A Preferred Stock. See Note 8.

Segment Reporting

Segment Reporting

The Company determines its reporting units in accordance with FASB ASC 280, “Segment Reporting” (“ASC 280”). The Company evaluates a reporting unit by first identifying its operating segments under ASC 280. The Company then evaluates each operating segment to determine if it includes one or more components that constitute a business. If there are components within an operating segment that meet the definition of a business, the Company evaluates those components to determine if they must be aggregated into one or more reporting units. If applicable, when determining if it is appropriate to aggregate different operating segments, the Company determines if the segments are economically similar and, if so, the operating segments are aggregated. The Company has multiple operations related to psychedelics and cannabinoids. Both of these operations exist under one reporting unit: Enveric. The Company has one operating segment and reporting unit. The Company is organized and operated as one business. Management reviews its business as a single operating segment, using financial and other information rendered meaningful only by the fact that such information is presented and reviewed in the aggregate.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. ASU 2023-07 updates reportable segment disclosure requirements primarily through enhanced disclosures about significant segment expenses. ASU 2023-07 is effective for all entities for fiscal years beginning after December 15, 2023, and for interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. The amendments should be applied retrospectively to all prior periods presented in the financial statements. The Company is currently assessing the potential impacts of ASU 2023-07, however as the Company currently has one reportable segment, does not expect this guidance will not have a material impact on its unaudited condensed consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which amends the disclosure to address investor requests for more transparency about income tax information through improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information and includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective on a prospective basis for annual periods beginning after December 15, 2024, and early adoption and retrospective application are permitted. Early adoption is permitted. The Company is currently assessing potential impacts of ASU 2023-09 and does not expect the adoption of this guidance will have a material impact on its unaudited condensed consolidated financial statements and disclosures.

In November 2024, the FASB issued ASU 2024-03, Income Statement (Topic 220): Reporting Comprehensive Income - Expense Disaggregation Disclosures, Disaggregation of Income Statement Expenses, that requires public companies to disclose, in interim and reporting periods, additional information about certain expenses in the financial statements. The ASU is effective for annual periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted and is effective on either a prospective basis or retrospective basis. The Company is currently assessing the potential impacts of ASU 2024-03.

Recent Accounting Pronouncements

In August 2020, the FASB issued ASU 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40) (“ASU 2020-06”) to simplify certain financial instruments. ASU 2020-06 eliminates the current models that require separation of beneficial conversion and cash conversion features from convertible instruments and simplifies the derivative scope exception guidance pertaining to equity classification of contracts in an entity’s own equity. The new standard also introduces additional disclosures for convertible debt and freestanding instruments that are indexed to and settled in an entity’s own equity. ASU 2020-06 amends the diluted earnings per share guidance, including the requirement to use the if-converted method for all convertible instruments. ASU 2020-06 is effective for fiscal years beginning after December 15, 2023, and should be applied on a full or modified retrospective basis. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The Company early adopted ASU 2020-06 effective January 1, 2023, and has determined that the adoption of this guidance had no impact on its consolidated financial statements.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. ASU 2023-07 updates reportable segment disclosure requirements primarily through enhanced disclosures about significant segment expenses. ASU 2023-07 is effective for all entities for fiscal years beginning after December 15, 2023, and for interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. The amendments should be applied retrospectively to all prior periods presented in the financial statements. The Company is currently evaluating ASU 2023-07 to determine its impact on the Company’s disclosures, however, as the Company currently has one reportable segment, the Company does not expect ASU 2023-07 to have a material impact.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which amends the disclosure to address investor requests for more transparency about income tax information through improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information and includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective on a prospective basis for annual periods beginning after December 15, 2024, and early adoption and retrospective application are permitted. Early adoption is permitted. The Company is currently assessing potential impacts of ASU 2023-09 and does not expect the adoption of this guidance will have a material impact on its consolidated financial statements and disclosures.

ENVERIC BIOSCIENCES, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Reclassification

Reclassification

Certain reclassifications have been made to the prior period’s unaudited condensed consolidated financial statements in order to conform to the current year presentation. In the prior year, the Company included certain investor related expenses within research and development on the unaudited condensed consolidated statements of operations. These expenses were reclassified to general and administrative expenses in the current year. This reclassification had no effect on the Company’s previously reported results of operations, changes in equity, or cash flows.

Research and Development Tax Incentive Receivable

Research and Development Tax Incentive Receivable

The Company, through its wholly-owned subsidiary in Australia, participates in the Australian research and development tax incentive program, such that a percentage of the Company’s qualifying research and development expenditures are reimbursed by the Australian government, and such incentives are reflected as a reduction of research and development expense. The Australian research and development tax incentive is recognized when there is reasonable assurance that the incentive will be received, the relevant expenditure has been incurred and the amount of the consideration can be reliably measured. At each period end, management estimates the reimbursement available to the Company based on available information at the time.

ENVERIC BIOSCIENCES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS